Other Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expense, Net Disclosure
Interest Income	$ 26.8	$ 12.4	$ 16.1
Interest Expense	(175.3)	(84.7)	(118.0)
Other Items, Net	30.5	(28.1)	(20.6)
Other Expense, Net	(118.0)	(100.4)	(122.5)
Gain on sale of investment accounted for under cost method	18.0
Fees Associated with Short-term Financing Commitments	10.0	8.0
Losses on Extinguishment of Debt		17.0	15.0
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Currency Exchange Contracts	$ 28.0